UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-3006

 NAME OF REGISTRANT:                     John Hancock Bond Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 601 Congress Street
                                         Boston, MA 02210

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Charles Rizzo
                                         601 Congress Street
                                         Boston, MA 02210

 REGISTRANT'S TELEPHONE NUMBER:          617-663-3000

 DATE OF FISCAL YEAR END:                05/31

 DATE OF REPORTING PERIOD:               07/01/2012 - 06/30/2013


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

2X04 John Hancock Funds Government Income Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


2X05 John Hancock Funds High Yield Fund
--------------------------------------------------------------------------------------------------------------------------
 BEAZER HOMES USA, INC.                                                                      Agenda Number:  933686860
--------------------------------------------------------------------------------------------------------------------------
        Security:  07556Q105
    Meeting Type:  Special
    Meeting Date:  11-Oct-2012
          Ticker:  BZH
            ISIN:  US07556Q1058
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     APPROVAL OF AN AMENDMENT TO THE COMPANY'S                 Mgmt          Against                        Against
       AMENDED AND RESTATED CERTIFICATE OF
       INCORPORATION TO (I) EFFECT A 1-FOR-5
       REVERSE STOCK SPLIT OF ITS COMMON STOCK,
       PAR VALUE $.001 PER SHARE AND, IF AND WHEN
       THE REVERSE SPLIT IS EFFECTED, (II)
       DECREASE THE AUTHORIZED NUMBER OF SHARES OF
       THE COMPANY'S COMMON STOCK FROM 180 MILLION
       TO 100 MILLION.




--------------------------------------------------------------------------------------------------------------------------
 HUNTSMAN CORPORATION                                                                        Agenda Number:  933750552
--------------------------------------------------------------------------------------------------------------------------
        Security:  447011107
    Meeting Type:  Annual
    Meeting Date:  02-May-2013
          Ticker:  HUN
            ISIN:  US4470111075
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       NOLAN D. ARCHIBALD                                        Mgmt          For                            For
       M. ANTHONY BURNS                                          Mgmt          For                            For
       JON M. HUNTSMAN, JR.                                      Mgmt          For                            For
       SIR ROBERT J. MARGETTS                                    Mgmt          For                            For

2.     ADVISORY VOTE TO APPROVE NAMED EXECUTIVE                  Mgmt          For                            For
       OFFICER COMPENSATION.

3.     RATIFICATION OF THE APPOINTMENT OF DELOITTE               Mgmt          For                            For
       & TOUCHE LLP AS HUNTSMAN CORPORATION'S
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE YEAR ENDING DECEMBER 31, 2013.
       THE BOARD OF DIRECTORS RECOMMENDS
       YOU VOTE             "AGAINST" THE
       FOLLOWING PROPOSAL

4.     VOTE ON A PROPOSAL SUBMITTED BY A                         Shr           For                            Against
       STOCKHOLDER URGING THAT THE BOARD OF
       DIRECTORS TAKE NECESSARY STEPS TO ELECT
       EACH DIRECTOR ANNUALLY.




--------------------------------------------------------------------------------------------------------------------------
 LIBERTY MEDIA CORPORATION                                                                   Agenda Number:  933668533
--------------------------------------------------------------------------------------------------------------------------
        Security:  530322106
    Meeting Type:  Annual
    Meeting Date:  08-Aug-2012
          Ticker:  LMCA
            ISIN:  US5303221064
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       DONNE F. FISHER                                           Mgmt          For                            For
       GREGORY B. MAFFEI                                         Mgmt          For                            For
       ANDREA L. WONG                                            Mgmt          For                            For

2.     THE SAY-ON-PAY PROPOSAL, TO APPROVE, ON AN                Mgmt          For                            For
       ADVISORY BASIS, THE COMPENSATION OF OUR
       NAMED EXECUTIVE OFFICERS.

3.     THE SAY-ON-FREQUENCY PROPOSAL, TO APPROVE,                Mgmt          1 Year                         Against
       ON AN ADVISORY BASIS, THE FREQUENCY AT
       WHICH STOCKHOLDERS ARE PROVIDED AN ADVISORY
       VOTE ON THE COMPENSATION OF NAMED EXECUTIVE
       OFFICERS.

4.     A PROPOSAL TO ADOPT THE LIBERTY MEDIA                     Mgmt          Against                        Against
       CORPORATION 2011 INCENTIVE PLAN.

5.     A PROPOSAL TO ADOPT THE LIBERTY MEDIA                     Mgmt          Against                        Against
       CORPORATION 2011 NONEMPLOYEE DIRECTOR
       INCENTIVE PLAN.

6.     A PROPOSAL TO RATIFY THE SELECTION OF KPMG                Mgmt          For                            For
       LLP AS OUR INDEPENDENT AUDITORS FOR THE
       FISCAL YEAR ENDING DECEMBER 31, 2012.




--------------------------------------------------------------------------------------------------------------------------
 LYONDELLBASELL INDUSTRIES N.V.                                                              Agenda Number:  933817011
--------------------------------------------------------------------------------------------------------------------------
        Security:  N53745100
    Meeting Type:  Annual
    Meeting Date:  22-May-2013
          Ticker:  LYB
            ISIN:  NL0009434992
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       JACQUES AIGRAIN                                           Mgmt          For                            For
       SCOTT M. KLEINMAN                                         Mgmt          For                            For
       BRUCE A. SMITH                                            Mgmt          For                            For

2.     ADOPTION OF ANNUAL ACCOUNTS FOR 2012                      Mgmt          For                            For

3.     DISCHARGE FROM LIABILITY OF SOLE MEMBER OF                Mgmt          For                            For
       THE MANAGEMENT BOARD

4.     DISCHARGE FROM LIABILITY OF MEMBERS OF THE                Mgmt          For                            For
       SUPERVISORY BOARD

5.     RATIFICATION OF PRICEWATERHOUSECOOPERS LLP                Mgmt          For                            For
       AS OUR INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM

6.     APPOINTMENT OF PRICEWATERHOUSECOOPERS                     Mgmt          For                            For
       ACCOUNTANTS N.V. AS OUR AUDITOR FOR THE
       DUTCH ANNUAL ACCOUNTS

7.     APPROVAL OF COMPENSATION OF THE MEMBERS OF                Mgmt          For                            For
       THE SUPERVISORY BOARD

8.     RATIFICATION AND APPROVAL OF DIVIDENDS IN                 Mgmt          For                            For
       RESPECT OF THE 2012 FISCAL YEAR

9.     ADVISORY VOTE APPROVING EXECUTIVE                         Mgmt          For                            For
       COMPENSATION

10.    APPROVAL TO REPURCHASE UP TO 10% OF ISSUED                Mgmt          For                            For
       SHARE CAPITAL

11.    APPROVAL TO CANCEL UP TO 10% OF SHARE                     Mgmt          For                            For
       CAPITAL HELD IN TREASURY

12.    APPROVAL TO AMEND ARTICLES OF ASSOCIATION                 Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PHOSAGRO OJSC, MOSCOW                                                                       Agenda Number:  704531462
--------------------------------------------------------------------------------------------------------------------------
        Security:  71922G209
    Meeting Type:  AGM
    Meeting Date:  10-Jun-2013
          Ticker:
            ISIN:  US71922G2093
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approving the annual report of the Company                Mgmt          For                            For
       as of 2012

2      Approving the annual financial report,                    Mgmt          For                            For
       including the profit and loss statement
       (profit and loss account) of the Company as
       of 2012

3      Profit distribution and losses of the                     Mgmt          For                            For
       Company as of 2012, including payment
       (declaration) of dividends

CMMT   PLEASE NOTE THAT CUMULATIVE VOTING APPLIES                Non-Voting
       TO THIS RESOLUTION REGARDING THE ELECTION
       OF DIRECTORS. STANDING INSTRUCTIONS HAVE
       BEEN REMOVED FOR THIS MEETING. PLEASE NOTE
       THAT ONLY A VOTE "FOR" THE DIRECTOR WILL BE
       CUMULATED. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE IF YOU HAVE ANY
       QUESTIONS.

4.1    Electing the member of the Companys Board                 Mgmt          Against                        Against
       of Director: Antoshin Igor Dmitrievich

4.2    Electing the member of the Companys Board                 Mgmt          Against                        Against
       of Director: Volkov Maxim Viktorovich

4.3    Electing the member of the Companys Board                 Mgmt          Against                        Against
       of Director: Guriev Andrey Andreevich

4.4    Electing the member of the Companys Board                 Mgmt          Against                        Against
       of Director: Guriev Andrey Grigoryevich

4.5    Electing the member of the Companys Board                 Mgmt          Against                        Against
       of Director: Litvinenko Vladimir
       Stefanovich

4.6    Electing the member of the Companys Board                 Mgmt          For                            For
       of Director: Ombudstvedt Sven

4.7    Electing the member of the Companys Board                 Mgmt          Against                        Against
       of Director: Osipov Roman Vladimirovich

4.8    Electing the member of the Companys Board                 Mgmt          Against                        Against
       of Director: Pashkevich Nataliya
       Vladimirovna

4.9    Electing the member of the Companys Board                 Mgmt          Against                        Against
       of Director: Rodionov Ivan Ivanovich

4.10   Electing the member of the Companys Board                 Mgmt          For                            For
       of Director: Rhodes Marcus J

4.11   Electing the member of the Companys Board                 Mgmt          Against                        Against
       of Director: Rybnikov Mikhail
       Konstantinovich

5      Electing the Review Committee of the                      Mgmt          For                            For
       Company

6      Approving the Companys auditor for 2013                   Mgmt          For                            For

7      On paying remuneration and compensation to                Mgmt          For                            For
       the Companys Board of Directors

8      On approval of an interested party                        Mgmt          Against                        Against
       transaction - loan agreement between OJSC
       "PhosAgro-Cherepovets" and OJSC "PhosAgro"

9      On approval of an interested party                        Mgmt          Against                        Against
       transaction - additional agreement to the
       loan agreement No1/PA/AM/12-10-512 dated
       May 30, 2012 between OJSC
       "PhosAgro-Cherepovets" and OJSC "PhosAgro"

10     On approval of a major transaction (several               Mgmt          Against                        Against
       interrelated transactions) which are
       simultaneously an interested party
       transaction - guarantee agreements between
       OJSC "PhosAgro" and OJSC "Nordea Bank" in
       relation to the obligations of OJSC
       "PhosAgro- Cherepovets"




--------------------------------------------------------------------------------------------------------------------------
 RESOLUTE FOREST PRODUCTS INC.                                                               Agenda Number:  933776140
--------------------------------------------------------------------------------------------------------------------------
        Security:  76117W109
    Meeting Type:  Annual
    Meeting Date:  16-May-2013
          Ticker:  RFP
            ISIN:  US76117W1099
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MICHEL P. DESBIENS                                        Mgmt          For                            For
       JENNIFER C. DOLAN                                         Mgmt          For                            For
       RICHARD D. FALCONER                                       Mgmt          For                            For
       RICHARD GARNEAU                                           Mgmt          For                            For
       JEFFREY A. HEARN                                          Mgmt          For                            For
       BRADLEY P. MARTIN                                         Mgmt          For                            For
       ALAIN RHEAUME                                             Mgmt          For                            For
       MICHAEL ROUSSEAU                                          Mgmt          For                            For
       DAVID H. WILKINS                                          Mgmt          For                            For

02     RATIFICATION OF PRICEWATERHOUSECOOPERS LLP                Mgmt          For                            For
       APPOINTMENT

03     ADVISORY VOTE TO APPROVE EXECUTIVE                        Mgmt          For                            For
       COMPENSATION ("SAY-ON-PAY").




--------------------------------------------------------------------------------------------------------------------------
 TRUMP ENTERTAINMENT RESORTS, INC.                                                           Agenda Number:  933696164
--------------------------------------------------------------------------------------------------------------------------
        Security:  89816T202
    Meeting Type:  Annual
    Meeting Date:  13-Dec-2012
          Ticker:
            ISIN:  US89816T2024
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     TO AMEND OUR AMENDED AND RESTATED                         Mgmt          For                            For
       CERTIFICATE OF INCORPORATION TO PROVIDE
       THAT OUR BOARD OF DIRECTORS MAY FIX THE
       NUMBER OF DIRECTORS CONSTITUTING THE
       COMPANY'S ENTIRE BOARD AT A NUMBER BETWEEN
       FIVE (5) AND ELEVEN (11).

2.     DIRECTOR
       STEPHEN MCCALL                                            Mgmt          For                            For
       ROBERT SYMINGTON                                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TRUMP ENTERTAINMENT RESORTS, INC.                                                           Agenda Number:  933738431
--------------------------------------------------------------------------------------------------------------------------
        Security:  89816T202
    Meeting Type:  Special
    Meeting Date:  18-Mar-2013
          Ticker:
            ISIN:  US89816T2024
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     TO APPROVE AMENDMENTS TO OUR AMENDED AND                  Mgmt          Against                        Against
       RESTATED CERTIFICATE OF INCORPORATION TO
       PROVIDE FOR RESTRICTIONS ON OWNERSHIP AND
       TRANSFERABILITY OF OUR COMMON STOCK THAT
       ARE APPLICABLE UNDER THE NEW JERSEY CASINO
       CONTROL ACT, ALL AS MORE FULLY DESCRIBED IN
       THE PROXY STATEMENT.



2X06 John Hancock Funds Investment Grade Bond Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         John Hancock Bond Trust
By (Signature)       /s/ Hugh Mchaffie
Name                 Hugh Mchaffie
Title                President
Date                 08/21/2013